Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Current		$ 11,803	$ 298,935
Deferred
Deferred	179,449	380,302	(150,615)
Total income tax expense	179,449	392,105	148,320
China [Member]
Current
Current		11,803	298,935
Deferred
Deferred	227,121	380,302	(150,615)
Hong Kong [Member]
Current
Current
Deferred
Deferred	$ (47,672)